Other long-term liabilities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)
Disclosure of non-financial liabilities [Line Items]
Amount in escrow account	$ 7,000	$ 8,400
Provision for adjustment	$ 1,700
Number of new aircrafts purchased | aircraft	4
Unused amounts reversed	$ 26,570
Dismantling provision, remaining capacity	4,200
Provision for maintenance	4,500	$ 6,500
Trust fund	3,100
Provision for return condition
Disclosure of non-financial liabilities [Line Items]
Unused amounts reversed	$ 21,946